SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events
7.    SUBSEQUENT EVENTS

Management has evaluated subsequent events through June 22, 2012, the date the financial statements were issued, according to the requirements of ASC TOPIC 855 and has reported the following:

On April 25, 2012, the Company received an additional loan in the amount of $10,000 from an investor for operating expenses. The loan bears interest at 8% per annum, and the principal and interest is convertible into shares of common stock within one year from the date the funds were received. The shares of common stock are convertible at a rate of 60% of the average bid and asking price of the common stock for the previous five (5) trading days or if in the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Company’s common stock was last issued to a non-affiliated investor.

10.   SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 8, 2012, the date the financial statements were issued, according to the requirements of ASC TOPIC 855 and has reported the following:

Subsequent to December 31, 2011, the Company received convertible loans totaling $30,000 from an investor for operating expenses. The loans bear interest at 8% per annum, and the principal and interest are convertible into shares of common stock within one year from the date the funds were received. The shares of common stock are convertible at a rate of 60% of the average bid and asking price of the common stock for the previous five (5) trading days or if in the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Company’s common stock was last issued to a non-affiliated investor.